Shell plc ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.3%
Energy — 97.3%
Shell plc, ADR
(Cost $5,106,631) ........................................................................................................ 70,413 $ 5,036,642
Short-Term Investment
— 3.0%
Money Market Funds — 3.0%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $156,720) .......................................................................................................... 156,720 156,720
Total Investments — 100.3%
(Cost $5,263,351) 5,193,362
Liabilities in excess of Other Assets,
Net — (0.3)% (17,505)
Net Assets — 100% $ 5,175,857
_______________
(a) Reflects the 7-day yield at September 30, 2025.
ADR: American Depositary Receipt
PLC: Public Limited Company
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 5,185,450 GBP 3,851,716 $ — $ (49)
CIBC 10/01/25 GBP 3,851,716 USD 5,168,314 — (17,087)
CIBC 10/02/25 GBP 3,789,326 USD 5,101,422 14 —
Total Unrealized Appreciation/(Depreciation) $ 14
$ (17,136)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling